UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09081

Morgan Stanley International Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                 10036

    (Address of principal executive offices)               (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (87.6%)
	Australia (4.4%)
	Beverages
970	Coca-Cola Amatil Ltd.	$14,200

	Biotechnology
511	CSL Ltd.	22,930

	Capital Markets
2,338	Macquarie Group Ltd.	61,376

	Chemicals
7,133	Incitec Pivot Ltd.	23,313
1,537	Orica Ltd.	40,203

		63,516

	Commercial Banks
30,585	Australia & New Zealand Banking Group Ltd.	756,618
8,839	Commonwealth Bank of Australia (a)	534,391
12,646	National Australia Bank Ltd. (a)	331,976
15,622	Westpac Banking Corp.	380,878

		2,003,863

	Commercial Services & Supplies
1,772	Brambles Ltd.	11,601

	Construction & Engineering
425	Leighton Holdings Ltd. (a)	7,642

	Construction Materials
5,666	Boral Ltd. (a)	20,007
2,078	James Hardie Industries SE CDI	18,278

		38,285

	Containers & Packaging
5,247	Amcor Ltd.	41,576

	Diversified Financial Services
1,012	ASX Ltd.	33,203

	Diversified Telecommunication Services
3,853	Telstra Corp., Ltd.	16,196

	Food & Staples Retailing
733	Wesfarmers Ltd.	25,104
1,629	Woolworths Ltd.	48,910

		74,014

	Health Care Providers & Services
310	Sonic Healthcare Ltd.	4,121

	Hotels, Restaurants & Leisure
838	Echo Entertainment Group Ltd. (a)	3,681
859	TABCORP Holdings Ltd.	2,934

		6,615

	Insurance
18,551	AMP Ltd.	78,176
15,201	Insurance Australia Group Ltd.	60,225
7,173	QBE Insurance Group Ltd.	105,835
8,235	Suncorp Group Ltd.	73,474

		317,710

	Metals & Mining
11,591	Alumina Ltd. (a)	8,283
13,067	BHP Billiton Ltd.	438,466
5,072	Fortescue Metals Group Ltd. (a)	22,014
1,838	Newcrest Mining Ltd.	45,392
1,561	OZ Minerals Ltd.	12,402

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

1,817	Rio Tinto Ltd. (a)	$101,585
1,930	Sims Metal Management Ltd. (a)	16,834

		644,976

	Multi-Utilities
898	AGL Energy Ltd.	14,816

	Oil, Gas & Consumable Fuels
773	Caltex Australia Ltd.	11,479
1,594	Origin Energy Ltd.	19,783
916	Santos Ltd.	10,348
840	Woodside Petroleum Ltd.	29,793

		71,403

	Real Estate Investment Trusts (REITs)
8,666	Centro Retail Australia REIT (Stapled Securities) (b)(c)	18,669
13,129	GPT Group REIT (Stapled Securities) (b)	47,325
21,898	Stockland REIT (Stapled Securities) (b)(c)	77,092
12,064	Westfield Group REIT (Stapled Securities) (b)(c)	126,781
21,100	Westfield Retail Trust REIT	67,631

		337,498

	Transportation Infrastructure
1,444	Transurban Group (Stapled Securities) (b)	9,287

	Total Australia	3,794,828

	Austria (0.6%)
	Commercial Banks
6,084	Erste Group Bank AG (d)	110,265
1,761	Raiffeisen Bank International AG (a)	58,188

		168,453

	Diversified Telecommunication Services
8,075	Telekom Austria AG	73,523

	Electric Utilities
1,397	Verbund AG, Class A	26,771

	Insurance
946	Vienna Insurance Group AG Wiener Versicherung Gruppe	36,839

	Machinery
674	Andritz AG	36,949

	Metals & Mining
3,006	Voestalpine AG (a)	81,924

	Oil, Gas & Consumable Fuels
2,528	OMV AG	79,565

	Total Austria	504,024

	Belgium (0.9%)
	Beverages
5,360	Anheuser-Busch InBev N.V.	423,197
2,742	Anheuser-Busch InBev N.V. VVPR (d)	7

		423,204

	Chemicals
673	Solvay SA, Class A	70,037
1,595	Umicore SA	70,748

		140,785

	Diversified Financial Services
857	Groupe Bruxelles Lambert SA	56,150

	Diversified Telecommunication Services
1,786	Belgacom SA	51,443
400	Telenet Group Holding N.V.	17,644

		69,087

	Insurance
5,238	Ageas	10,447

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

	Pharmaceuticals
1,255	UCB SA	$62,940

	Wireless Telecommunication Services
297	Mobistar SA	9,163

	Total Belgium	771,776

	Brazil (0.1%)
	Food Products
4,428	BRF - Brasil Foods SA	63,399

	Road & Rail
3,200	All America Latina Logistica SA (Units) (c)	14,773

	Total Brazil	78,172

	Canada (0.7%)
	Metals & Mining
900	Agnico-Eagle Mines Ltd.	39,496
5,300	Barrick Gold Corp.	174,456
3,000	Eldorado Gold Corp.	32,457
700	Franco-Nevada Corp.	34,161
4,200	Goldcorp, Inc.	151,608
2,000	IAMGOLD Corp.	22,336
6,100	Kinross Gold Corp.	50,973
2,400	New Gold, Inc. (Units) (a)(c)(d)	24,434
4,100	Yamana Gold, Inc.	60,794

	Total Canada	590,715

	China (0.0%)
	Transportation Infrastructure
1	China Merchants Holdings International Co., Ltd. (e)	3

	Denmark (1.4%)
	Chemicals
5,165	Novozymes A/S, Series B	127,499

	Diversified Telecommunication Services
3,974	TDC A/S	26,992

	Marine
24	AP Moller - Maersk A/S, Series B	166,504

	Pharmaceuticals
5,598	Novo Nordisk A/S, Series B	864,947

	Road & Rail
2,395	DSV A/S	51,439

	Total Denmark	1,237,381

	Finland (0.9%)
	Communications Equipment
55,483	Nokia Oyj	133,119

	Diversified Telecommunication Services
1,306	Elisa Oyj	27,173

	Electric Utilities
6,044	Fortum Oyj	101,286

	Food & Staples Retailing
2,234	Kesko Oyj, Class B	57,805

	Insurance
3,993	Sampo Oyj, Class A	106,120

	Machinery
1,639	Kone Oyj, Class B	101,840
2,394	Metso Oyj	87,454
1,566	Wartsila Oyj	47,091

		236,385

	Oil, Gas & Consumable Fuels
2,667	Neste Oil Oyj (a)	28,254

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

	Paper & Forest Products
6,572	Stora Enso Oyj, Class R	$37,601
7,711	UPM-Kymmene Oyj	82,732

		120,333

	Total Finland	810,475

	France (4.3%)
	Aerospace & Defense
3,241	European Aeronautic Defense and Space Co., N.V.	116,681
625	Safran SA	21,220
482	Thales SA (a)	15,114
318	Zodiac Aerospace	31,102

		184,117

	Auto Components
1,396	Cie Generale des Etablissements Michelin, Class B	95,191

	Automobiles
1,221	Peugeot SA (a)(d)	9,514
617	Renault SA	27,019

		36,533

	Beverages
316	Pernod-Ricard SA	34,025
153	Remy Cointreau SA	18,072

		52,097

	Building Products
851	Cie de St-Gobain	25,716

	Chemicals
1,061	Air Liquide SA	118,770

	Commercial Services & Supplies
757	Edenred	19,998
160	Societe BIC SA	16,241

		36,239

	Communications Equipment
9,674	Alcatel-Lucent (a)(d)	10,713

	Construction & Engineering
3,156	Bouygues SA	79,702
2,062	Vinci SA	87,656

		167,358

	Construction Materials
250	Imerys SA	12,635
2,292	Lafarge SA	105,555

		118,190

	Diversified Financial Services
153	Eurazeo	6,107

	Diversified Telecommunication Services
5,745	France Telecom SA	76,977
4,858	Vivendi SA	92,409

		169,386

	Electric Utilities
525	Electricite de France SA	10,897

	Electrical Equipment
3,410	Alstom SA	113,451
2,253	Schneider Electric SA	127,599

		241,050

	Energy Equipment & Services
3,352	Cie Generale de Geophysique-Veritas (d)	96,570
1,326	Technip SA	139,788

		236,358

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

	Food & Staples Retailing
2,811	Carrefour SA	$50,445
352	Casino Guichard Perrachon SA	29,572

		80,017

	Food Products
3,618	Danone SA	220,264

	Health Care Equipment & Supplies
711	Cie Generale d’Optique Essilor International SA	61,972

	Hotels, Restaurants & Leisure
757	Accor SA	25,209
414	Sodexo	31,291

		56,500

	Information Technology Services
265	AtoS	14,924
683	Cap Gemini SA	25,009

		39,933

	Insurance
5,000	AXA SA	61,212
1,473	CNP Assurances	15,545
1,436	SCOR SE	34,118

		110,875

	Machinery
307	Vallourec SA	12,752

	Media
817	Lagardere SCA	22,095
1,122	Publicis Groupe SA (a)	55,365
591	SES SA FDR	14,231

		91,691

	Multi-Utilities
4,094	GDF Suez	91,602
1,598	Veolia Environnement SA	18,040

		109,642

	Multiline Retail
401	PPR	60,194

	Oil, Gas & Consumable Fuels
8,870	Total SA	410,408

	Personal Products
178	L’Oreal SA	21,380

	Pharmaceuticals
8,941	Sanofi	731,237

	Real Estate Investment Trusts (REITs)
179	Fonciere Des Regions REIT	12,959
144	Gecina SA REIT	13,235
147	ICADE REIT (a)	11,279
520	Klepierre REIT	16,968
599	Unibail-Rodamco SE REIT	115,268

		169,709

	Semiconductors & Semiconductor Equipment
3,268	STMicroelectronics N.V.	17,785

	Software
295	Dassault Systemes SA	29,183

	Textiles, Apparel & Luxury Goods
232	LVMH Moet Hennessy Louis Vuitton SA	34,982

	Trading Companies & Distributors
881	Rexel SA	14,758

	Total France	3,782,004

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

	Germany (6.6%)
	Air Freight & Logistics
6,717	Deutsche Post AG (Registered)	$120,994

	Airlines
1,432	Deutsche Lufthansa AG (Registered)	18,060

	Auto Components
364	Continental AG	33,043

	Automobiles
3,729	Bayerische Motoren Werke AG	278,822
6,684	Daimler AG (Registered)	334,799
1,207	Porsche Automobil Holding SE (Preference)	62,404
835	Volkswagen AG	133,354
881	Volkswagen AG (Preference)	150,674

		960,053

	Chemicals
4,065	BASF SE	297,494
1,254	K+S AG (Registered)	62,048
597	Lanxess AG	41,502
503	Linde AG	74,917

		475,961

	Commercial Banks
6,020	Commerzbank AG (d)	9,385
4,372	Deutsche Bank AG (Registered)	133,810

		143,195

	Construction & Engineering
780	Hochtief AG (d)	37,174

	Diversified Financial Services
292	Deutsche Boerse AG	14,538

	Diversified Telecommunication Services
14,659	Deutsche Telekom AG (Registered)	165,520

	Electric Utilities
10,627	E.ON AG	226,859

	Food & Staples Retailing
1,677	Metro AG	46,230

	Health Care Providers & Services
841	Celesio AG	15,340
1,900	Fresenius Medical Care AG & Co. KGaA	138,045

		153,385

	Household Products
513	Henkel AG & Co. KGaA (Preference)	36,925

	Industrial Conglomerates
13,400	Siemens AG (Registered)	1,139,276

	Insurance
3,148	Allianz SE (Registered)	314,086
568	Hannover Rueckversicherung AG (Registered)	34,084
1,470	Muenchener Rueckversicherungs AG (Registered)	209,084

		557,254

	Internet Software & Services
881	United Internet AG (Registered)	15,615

	Machinery
1,654	GEA Group AG	44,701

	Media
300	Axel Springer AG	13,429
714	Kabel Deutschland Holding AG (d)	44,812
1,212	ProSiebenSat.1 Media AG	25,500

		83,741

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

	Metals & Mining
2,014	ThyssenKrupp AG	$37,096

	Multi-Utilities
1,713	RWE AG	67,446
186	RWE AG (Preference) (a)	6,602

		74,048

	Personal Products
439	Beiersdorf AG	29,125

	Pharmaceuticals
7,698	Bayer AG (Registered)	586,388
253	Merck KGaA	25,488

		611,876

	Software
10,594	SAP AG	675,988

	Textiles, Apparel & Luxury Goods
377	Adidas AG	28,347
167	Hugo Boss AG (a)	16,855

		45,202

	Transportation Infrastructure
284	Fraport AG Frankfurt Airport Services Worldwide	16,135

	Total Germany	5,761,994

	Hong Kong (0.0%)
	Diversified Financial Services
56	Hong Kong Exchanges and Clearing Ltd.	753

	Hotels, Restaurants & Leisure
9,600	MGM China Holdings Ltd.	13,345

	Real Estate Management & Development
45	Henderson Land Development Co., Ltd.	262

	Total Hong Kong	14,360

	Indonesia (0.3%)
	Automobiles
55,000	Astra International Tbk PT	40,676

	Commercial Banks
34,500	Bank Central Asia Tbk PT	29,160
8,500	Bank Danamon Indonesia Tbk PT	5,433
26,500	Bank Mandiri Tbk PT	23,238
22,500	Bank Negara Indonesia Persero Tbk PT	9,450
32,000	Bank Rakyat Indonesia Persero Tbk PT	23,666

		90,947

	Construction Materials
4,000	Indocement Tunggal Prakarsa Tbk PT	9,086
10,500	Semen Gresik Persero Tbk PT	14,366

		23,452

	Diversified Telecommunication Services
28,000	Telekomunikasi Indonesia Persero Tbk PT	26,920

	Food Products
24,500	Charoen Pokphand Indonesia Tbk PT	8,283
13,500	Indofood Sukses Makmur Tbk PT	7,702

		15,985

	Gas Utilities
31,000	Perusahaan Gas Negara Tbk PT	12,446

	Household Products
4,000	Unilever Indonesia Tbk PT	10,248

	Machinery
4,833	United Tractors Tbk PT	10,723

	Oil, Gas & Consumable Fuels
30,200	Adaro Energy Tbk PT	4,658

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

52,500	Bumi Resources Tbk PT	$5,769
1,300	Indo Tambangraya Megah Tbk PT	4,883
2,500	Tambang Batubara Bukit Asam Persero Tbk PT	4,200

		19,510

	Pharmaceuticals
15,000	Kalbe Farma Tbk PT	6,062

	Tobacco
2,000	Gudang Garam Tbk PT	11,907

	Total Indonesia	268,876

	Japan (20.8%)
	Air Freight & Logistics
2,935	Yamato Holdings Co., Ltd. (a)	48,350

	Auto Components
16,200	Bridgestone Corp.	369,308
5,200	Denso Corp.	167,665
4,059	NGK Spark Plug Co., Ltd.	47,435
2,000	NHK Spring Co., Ltd.	21,222
1,200	Stanley Electric Co., Ltd.	17,833
1,000	Toyota Industries Corp.	26,893

		650,356

	Automobiles
3,000	Daihatsu Motor Co., Ltd.	50,649
8,000	Fuji Heavy Industries Ltd.	60,109
12,109	Honda Motor Co., Ltd.	395,393
17,000	Isuzu Motors Ltd.	87,693
18,005	Nissan Motor Co., Ltd.	171,465
13,355	Toyota Motor Corp.	516,251
700	Yamaha Motor Co., Ltd. (a)	5,976

		1,287,536

	Building Products
23,500	Asahi Glass Co., Ltd.	139,270
1,400	Daikin Industries Ltd.	38,421
1,962	LIXIL Group Corp.	41,312
3,500	TOTO Ltd.	26,118

		245,121

	Capital Markets
24,000	Daiwa Securities Group, Inc.	90,624
16,350	Nomura Holdings, Inc.	58,180
186	SBI Holdings, Inc.	12,737

		161,541

	Chemicals
13,000	Asahi Kasei Corp.	69,555
3,000	Daicel Corp.	18,125
8,546	Denki Kagaku Kogyo KK	28,441
4,608	JSR Corp.	81,986
4,000	Kaneka Corp. (a)	20,736
3,000	Kansai Paint Co., Ltd.	31,526
9,056	Kuraray Co., Ltd.	106,875
16,500	Mitsubishi Chemical Holdings Corp.	70,330
9,500	Mitsui Chemicals, Inc.	21,523
4,400	Nitto Denko Corp.	191,207
9,297	Shin-Etsu Chemical Co., Ltd.	473,626
12,000	Showa Denko KK (a)	21,811
14,000	Sumitomo Chemical Co., Ltd.	39,245
11,608	Teijin Ltd.	34,323
33,000	Toray Industries, Inc.	208,243
11,000	Tosoh Corp.	27,315

		1,444,867

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

	Commercial Banks
3,000	Bank of Kyoto Ltd. (The) (a)	$22,080
12,000	Bank of Yokohama Ltd. (The)	54,682
6,000	Chiba Bank Ltd. (The)	35,174
8,000	Fukuoka Financial Group, Inc.	29,389
8,000	Joyo Bank Ltd. (The)	35,840
62,860	Mitsubishi UFJ Financial Group, Inc. (f)	306,556
153,300	Mizuho Financial Group, Inc.	253,129
9,000	Nishi-Nippon City Bank Ltd. (The)	19,814
3,900	Resona Holdings, Inc.	16,024
17,500	Shinsei Bank Ltd.	19,936
6,000	Shizuoka Bank Ltd. (The)	60,672
8,700	Sumitomo Mitsui Financial Group, Inc.	277,064
47,623	Sumitomo Mitsui Trust Holdings, Inc.	137,764
1,000	Suruga Bank Ltd.	10,624

		1,278,748

	Commercial Services & Supplies
4,500	Dai Nippon Printing Co., Ltd. (a)	34,503
2,085	Secom Co., Ltd.	97,144
5,000	Toppan Printing Co., Ltd. (a)	31,232

		162,879

	Computers & Peripherals
18,000	Fujitsu Ltd.	71,424
25,500	NEC Corp. (a)(d)	34,272
2,000	Seiko Epson Corp. (a)	16,102
28,026	Toshiba Corp.	93,988

		215,786

	Construction & Engineering
6,546	JGC Corp.	202,266
10,000	Kajima Corp.	28,800
9,571	Obayashi Corp.	43,736
9,000	Shimizu Corp.	28,224
12,000	Taisei Corp.	33,177

		336,203

	Construction Materials
8,000	Taiheiyo Cement Corp.	17,715

	Consumer Finance
1,600	Credit Saison Co., Ltd.	36,659

	Containers & Packaging
2,517	Toyo Seikan Kaisha Ltd.	29,898

	Diversified Consumer Services
854	Benesse Holdings, Inc.	40,391

	Diversified Financial Services
290	ORIX Corp. (a)	27,729

	Diversified Telecommunication Services
1,600	Nippon Telegraph & Telephone Corp.	74,445

	Electric Utilities
2,500	Chubu Electric Power Co., Inc.	26,784
3,300	Kansai Electric Power Co., Inc. (The) (a)	24,837
1,600	Kyushu Electric Power Co., Inc.	12,554
2,900	Tohoku Electric Power Co., Inc. (d)	18,783

		82,958

	Electrical Equipment
7,500	Furukawa Electric Co., Ltd.	15,744
5,000	GS Yuasa Corp. (a)	20,032
500	Mabuchi Motor Co., Ltd. (a)	19,552
14,552	Mitsubishi Electric Corp.	116,416
804	Nidec Corp. (a)	63,703
4,800	Sumitomo Electric Industries Ltd.	57,139
800	Ushio, Inc.	10,168

		302,754

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

	Electronic Equipment, Instruments & Components
5,150	Citizen Holdings Co., Ltd.	$28,741
4,400	FUJIFILM Holdings Corp.	79,411
900	Hamamatsu Photonics KK	31,726
400	Hirose Electric Co., Ltd.	38,451
33,000	Hitachi Ltd.	196,416
10,100	Hoya Corp.	225,723
1,600	Ibiden Co., Ltd.	26,296
417	Keyence Corp.	104,670
1,700	Kyocera Corp.	136,000
1,900	Murata Manufacturing Co., Ltd.	95,456
3,500	Nippon Electric Glass Co., Ltd.	18,637
2,604	Omron Corp.	52,463
1,352	TDK Corp. (a)	51,917
3,000	Yaskawa Electric Corp.	21,773
3,450	Yokogawa Electric Corp.	35,726

		1,143,406

	Food Products
9,000	Ajinomoto Co., Inc.	127,872

	Gas Utilities
8,000	Osaka Gas Co., Ltd.	32,870
10,000	Tokyo Gas Co., Ltd.	51,712

		84,582

	Health Care Equipment & Supplies
1,000	Sysmex Corp.	43,840
4,050	Terumo Corp.	166,925

		210,765

	Hotels, Restaurants & Leisure
550	Oriental Land Co., Ltd.	68,570

	Household Durables
5,050	Casio Computer Co., Ltd. (a)	33,548
17,100	Panasonic Corp. (a)	119,509
500	Rinnai Corp.	32,384
6,072	Sekisui Chemical Co., Ltd.	51,918
9,046	Sekisui House Ltd. (a)	87,073
6,500	Sharp Corp. (a)	22,464
5,896	Sony Corp.	72,676

		419,572

	Household Products
3,100	Unicharm Corp.	171,021

	Industrial Conglomerates
9,000	Hankyu Hanshin Holdings, Inc.	48,384

	Information Technology Services
700	Itochu Techno-Solutions Corp. (a)	36,288
1,950	Nomura Research Institute Ltd. (a)	40,610
15	NTT Data Corp.	45,696

		122,594

	Insurance
3,600	MS&AD Insurance Group Holdings	58,844
1,900	NKSJ Holdings, Inc.	36,650
4,000	T&D Holdings, Inc.	41,165
6,468	Tokio Marine Holdings, Inc.	150,016

		286,675

	Internet Software & Services
174	Yahoo! Japan Corp.	63,653

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

	Leisure Equipment & Products
2,900	Nikon Corp. (a)	$81,070
2,050	Shimano, Inc. (a)	136,973
2,100	Yamaha Corp.	20,402

		238,445

	Machinery
3,553	Amada Co., Ltd.	18,919
3,950	FANUC Corp.	617,338
700	Hitachi Construction Machinery Co., Ltd. (a)	12,705
12,530	IHI Corp.	26,945
4,000	Japan Steel Works Ltd. (The)	22,016
9,500	Kawasaki Heavy Industries Ltd.	22,861
21,000	Komatsu Ltd.	472,551
27,000	Kubota Corp.	258,163
1,100	Kurita Water Industries Ltd.	24,922
1,500	Makita Corp.	50,803
24,550	Mitsubishi Heavy Industries Ltd.	99,928
1,300	Nabtesco Corp. (a)	28,704
3,060	NGK Insulators Ltd.	35,525
4,553	NSK Ltd.	27,857
6,051	NTN Corp.	16,420
1,205	SMC Corp.	204,368
5,000	Sumitomo Heavy Industries Ltd.	20,288
2,700	THK Co., Ltd.	48,280

		2,008,593

	Marine
2,000	Mitsui OSK Lines Ltd.	6,118
11,015	Nippon Yusen KK	24,674

		30,792

	Metals & Mining
2,000	Hitachi Metals Ltd. (a)	22,118
3,200	JFE Holdings, Inc.	42,557
25,000	Kobe Steel Ltd. (a)	23,680
18,000	Mitsubishi Materials Corp.	50,227
41,108	Nippon Steel Corp.	83,137
27,000	Sumitomo Metal Industries Ltd.	40,090
16,500	Sumitomo Metal Mining Co., Ltd.	178,253

		440,062

	Office Electronics
2,504	Canon, Inc.	84,936
6,030	Konica Minolta Holdings, Inc.	43,068

		128,004

	Oil, Gas & Consumable Fuels
37	Inpex Corp.	207,910
20,900	JX Holdings, Inc.	101,658
3,400	Showa Shell Sekiyu KK	18,583
3,000	TonenGeneral Sekiyu KK	24,653

		352,804

	Paper & Forest Products
1,400	Nippon Paper Group, Inc. (a)	17,830
14,000	OJI Paper Co., Ltd. (a)	46,951

		64,781

	Pharmaceuticals
4,600	Astellas Pharma, Inc.	219,622
2,200	Chugai Pharmaceutical Co., Ltd.	42,550
6,600	Daiichi Sankyo Co., Ltd.	109,148
5,600	Eisai Co., Ltd.	248,730
700	Hisamitsu Pharmaceutical Co., Inc.	35,392
2,300	Mitsubishi Tanabe Pharma Corp.	35,269
800	Ono Pharmaceutical Co., Ltd.	50,586

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

2,400	Otsuka Holdings Co., Ltd.	$73,267
1,900	Santen Pharmaceutical Co., Ltd.	81,107
2,900	Shionogi & Co., Ltd.	41,500
18,600	Takeda Pharmaceutical Co., Ltd.	857,088

		1,794,259

	Real Estate Investment Trusts (REITs)
8	Japan Real Estate Investment Corp. REIT	75,776
25	Japan Retail Fund Investment Corp. REIT	41,952
9	Nippon Building Fund, Inc. REIT	87,667

		205,395

	Real Estate Management & Development
1,500	Aeon Mall Co., Ltd.	36,192
1,356	Daito Trust Construction Co., Ltd.	131,044
8,000	Daiwa House Industry Co., Ltd.	114,483
18,000	Mitsubishi Estate Co., Ltd.	326,247
13,500	Mitsui Fudosan Co., Ltd.	263,693
6,500	Sumitomo Realty & Development Co., Ltd.	164,070
9,000	Tokyu Land Corp.	45,965

		1,081,694

	Road & Rail
11	Central Japan Railway Co.	91,238
2,900	East Japan Railway Co.	186,343
5,000	Keikyu Corp.	46,784
3,000	Keio Corp.	22,118
13,550	Kintetsu Corp. (a)	53,940
9,500	Nippon Express Co., Ltd.	38,912
8,500	Tobu Railway Co., Ltd.	46,131
10,000	Tokyu Corp.	48,128
900	West Japan Railway Co.	38,938

		572,532

	Semiconductors & Semiconductor Equipment
2,450	Advantest Corp. (a)	31,611
1,405	Rohm Co., Ltd.	50,823
4,500	Tokyo Electron Ltd.	211,680

		294,114

	Software
1,700	Konami Corp.	36,600
900	Nexon Co., Ltd. (d)	18,674
908	Nintendo Co., Ltd.	101,696
750	Oracle Corp. Japan	33,744
2,900	Trend Micro, Inc.	86,713

		277,427

	Specialty Retail
400	ABC-Mart, Inc.	16,179
1,400	Fast Retailing Co., Ltd. (a)	289,408
600	Sanrio Co., Ltd. (a)	20,805
300	Shimamura Co., Ltd.	34,944
530	USS Co., Ltd.	57,325
1,000	Yamada Denki Co., Ltd. (a)	52,160

		470,821

	Textiles, Apparel & Luxury Goods
2,100	Asics Corp.	24,783

	Trading Companies & Distributors
11,251	ITOCHU Corp.	117,658
15,550	Marubeni Corp.	105,093
9,700	Mitsubishi Corp.	194,435
11,800	Mitsui & Co., Ltd.	176,264
7,100	Sumitomo Corp.	100,513

		693,963

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

	Transportation Infrastructure
2,000	Mitsubishi Logistics Corp.	$21,325

	Wireless Telecommunication Services
26	NTT DoCoMo, Inc.	43,697
7,500	Softbank Corp.	288,480

		332,177

	Total Japan	18,223,001

	Korea, Republic of (1.4%)
	Auto Components
117	Hyundai Mobis	30,993

	Automobiles
280	Hyundai Motor Co.	58,693
420	Kia Motors Corp.	29,012

		87,705

	Capital Markets
360	Daewoo Securities Co., Ltd.	3,375
142	Samsung Securities Co., Ltd.	6,091

		9,466

	Chemicals
142	Cheil Industries, Inc.	12,208
88	LG Chem Ltd.	24,440
35	OCI Co., Ltd.	6,222

		42,870

	Commercial Banks
380	Hana Financial Group, Inc.	12,150
610	Industrial Bank of Korea	6,636
710	KB Financial Group, Inc.	22,701
1,020	Korea Exchange Bank (d)	7,578
790	Shinhan Financial Group Co., Ltd.	25,294
470	Woori Finance Holdings Co., Ltd.	4,635

		78,994

	Construction & Engineering
190	Doosan Heavy Industries and Construction Co., Ltd.	10,201
123	GS Engineering & Construction Corp.	7,561
150	Hyundai Engineering & Construction Co., Ltd.	7,907
70	Samsung Engineering Co., Ltd.	11,299

		36,968

	Diversified Telecommunication Services
420	KT Corp.	11,980

	Electric Utilities
510	Korea Electric Power Corp. (d)	11,412

	Electronic Equipment, Instruments & Components
450	LG Display Co., Ltd. (d)	9,731
115	Samsung Electro-Mechanics Co., Ltd.	10,782
72	Samsung SDI Co., Ltd.	9,075

		29,588

	Food & Staples Retailing
47	E-Mart Co., Ltd.	10,933

	Household Durables
199	LG Electronics, Inc.	10,983

	Industrial Conglomerates
339	LG Corp.	17,540
77	Samsung Techwin Co., Ltd.	4,972

		22,512

	Insurance
75	Samsung Fire & Marine Insurance Co., Ltd.	14,063

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

	Internet Software & Services
83	NHN Corp.	$20,188

	Machinery
84	Hyundai Heavy Industries Co., Ltd.	17,980
450	Samsung Heavy Industries Co., Ltd.	15,582

		33,562

	Metals & Mining
149	Hyundai Steel Co.	11,070
118	POSCO	38,042

		49,112

	Multiline Retail
26	Lotte Shopping Co., Ltd.	6,669
16	Shinsegae Co., Ltd.	2,950

		9,619

	Oil, Gas & Consumable Fuels
140	S-Oil Corp.	11,912
126	SK Innovation Co., Ltd.	17,329

		29,241

	Semiconductors & Semiconductor Equipment
506	Samsung Electronics Co., Ltd.	585,830
36	Samsung Electronics Co., Ltd. (Preference)	25,759
900	SK Hynix, Inc. (d)	17,274

		628,863

	Tobacco
221	KT&G Corp.	16,282

	Trading Companies & Distributors
290	Samsung C&T Corp.	16,493

	Wireless Telecommunication Services
98	SK Telecom Co., Ltd.	12,525

	Total Korea, Republic of	1,214,352

	Netherlands (3.3%)
	Air Freight & Logistics
8,488	TNT Express N.V.	92,050

	Beverages
2,696	Heineken N.V.	146,137

	Chemicals
3,337	Akzo Nobel N.V.	180,267
1,514	Koninklijke DSM N.V.	74,569

		254,836

	Computers & Peripherals
689	Gemalto N.V. (a)	52,806

	Construction & Engineering
822	Koninklijke Boskalis Westminster N.V.	26,837

	Diversified Financial Services
30,555	ING Groep N.V. CVA (d)	202,298

	Diversified Telecommunication Services
20,919	Koninklijke KPN N.V. (a)	171,703

	Energy Equipment & Services
649	Fugro N.V. CVA	42,522
1,641	SBM Offshore N.V. (d)	20,037

		62,559

	Food & Staples Retailing
18,160	Koninklijke Ahold N.V.	221,095

	Food Products
15,359	Unilever N.V. CVA	533,955

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

	Industrial Conglomerates
13,946	Koninklijke Philips Electronics N.V.	$306,806

	Insurance
19,354	Aegon N.V.	88,275

	Media
8,407	Reed Elsevier N.V.	98,744
7,415	Wolters Kluwer N.V.	123,303

		222,047

	Metals & Mining
4,821	ArcelorMittal	77,498

	Professional Services
1,227	Randstad Holding N.V.	37,244

	Real Estate Investment Trusts (REITs)
779	Corio N.V. REIT	34,486

	Semiconductors & Semiconductor Equipment
5,597	ASML Holding N.V.	325,183

	Total Netherlands	2,855,815

	Norway (1.7%)
	Chemicals
8,199	Yara International ASA	388,625

	Commercial Banks
15,497	DnB NOR ASA	163,260

	Diversified Telecommunication Services
29,041	Telenor ASA	492,404

	Energy Equipment & Services
2,848	Aker Solutions ASA	41,958
1,752	Subsea 7 SA	36,827
175	Veripos, Inc. (d)	337

		79,122

	Industrial Conglomerates
12,726	Orkla ASA	91,082

	Metals & Mining
12,701	Norsk Hydro ASA (a)	51,836

	Oil, Gas & Consumable Fuels
9,737	Statoil ASA	232,458

	Total Norway	1,498,787

	Philippines (1.0%)
	Commercial Banks
58,200	Bank of the Philippine Islands	101,217
34,300	Metropolitan Bank & Trust	82,248

		183,465

	Diversified Financial Services
7,176	Ayala Corp.	74,811

	Electric Utilities
9,230	Manila Electric Co.	58,637

	Independent Power Producers & Energy Traders
59,200	Aboitiz Power Corp.	48,996
250,000	Energy Development Corp.	36,352

		85,348

	Industrial Conglomerates
69,000	Aboitiz Equity Ventures, Inc.	81,322
130,700	Alliance Global Group, Inc.	36,569
6,000	SM Investments Corp.	107,798

		225,689

	Real Estate Management & Development
172,300	Ayala Land, Inc.	90,185
216,250	SM Prime Holdings, Inc.	72,420

		162,605

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

	Wireless Telecommunication Services
1,530	Philippine Long Distance Telephone Co.	$100,204

	Total Philippines	890,759

	Russia (0.0%)
	Metals & Mining
3,118	Evraz PLC	11,610

	Singapore (2.5%)
	Aerospace & Defense
16,000	Singapore Technologies Engineering Ltd.	42,430

	Airlines
9,276	Singapore Airlines Ltd. (a)	79,014

	Commercial Banks
24,413	DBS Group Holdings Ltd.	289,173
45,093	Oversea-Chinese Banking Corp., Ltd.	346,061
21,508	United Overseas Bank Ltd.	345,677

		980,911

	Distributors
31	Jardine Cycle & Carriage Ltd.	1,163

	Diversified Financial Services
7,490	Singapore Exchange Ltd.	40,267

	Diversified Telecommunication Services
94,630	Singapore Telecommunications Ltd.	272,240

	Food & Staples Retailing
7,000	Olam International Ltd. (a)	10,379

	Food Products
13,000	Wilmar International Ltd.	33,848

	Hotels, Restaurants & Leisure
87,000	Genting Singapore PLC (a)	91,237

	Industrial Conglomerates
13,000	Fraser and Neave Ltd.	85,455
18,700	Keppel Corp., Ltd.	168,005
12,511	SembCorp Industries Ltd.	53,185

		306,645

	Machinery
11,400	SembCorp Marine Ltd. (a)	44,523

	Media
11,350	Singapore Press Holdings Ltd. (a)	37,487

	Real Estate Investment Trusts (REITs)
18,000	Ascendas Real Estate Investment Trust REIT	32,835
26,704	CapitaMall Trust REIT	42,060

		74,895

	Real Estate Management & Development
30,000	CapitaLand Ltd.	72,324
6,462	City Developments Ltd.	60,757

		133,081

	Road & Rail
19,089	ComfortDelGro Corp., Ltd.	25,771

	Trading Companies & Distributors
29,726	Noble Group Ltd.	25,679

	Total Singapore	2,199,570

	South Africa (0.5%)
	Beverages
9,770	SABMiller PLC	422,314

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

	Sweden (3.1%)
	Building Products
2,747	Assa Abloy AB, Class B	$83,372

	Commercial Banks
20,900	Nordea Bank AB	195,458
6,185	Svenska Handelsbanken AB, Class A	215,181

		410,639

	Commercial Services & Supplies
4,869	Securitas AB, Class B	39,664

	Communications Equipment
36,484	Telefonaktiebolaget LM Ericsson, Class B	340,127

	Construction & Engineering
6,473	Skanska AB, Class B	97,942

	Diversified Financial Services
4,047	Investor AB, Class B	84,503

	Diversified Telecommunication Services
3,329	Tele2 AB, Class B	55,168
23,176	TeliaSonera AB	153,526

		208,694

	Health Care Equipment & Supplies
880	Elekta AB, Class B	40,929
2,895	Getinge AB, Class B	82,840

		123,769

	Household Durables
2,466	Electrolux AB	56,024
3,614	Husqvarna AB, Class B	18,493

		74,517

	Machinery
2,646	Alfa Laval AB	45,911
5,815	Atlas Copco AB, Class A	130,996
3,685	Atlas Copco AB, Class B	73,964
7,659	Sandvik AB	106,709
2,450	SKF AB, Class B	50,761
5,160	Volvo AB, Class A	64,077
7,702	Volvo AB, Class B	95,303

		567,721

	Metals & Mining
1,794	Boliden AB	27,382
3,286	SSAB AB, Class A	27,059

		54,441

	Oil, Gas & Consumable Fuels
1,706	Lundin Petroleum AB (d)	36,249

	Paper & Forest Products
859	Holmen AB, Class B	23,077
7,903	Svenska Cellulosa AB, Class B	134,571

		157,648

	Specialty Retail
8,990	Hennes & Mauritz AB, Class B	332,730

	Tobacco
2,057	Swedish Match AB	86,718

	Total Sweden	2,698,734

	Switzerland (8.7%)
	Building Products
418	Geberit AG (Registered) (d)	82,204

	Capital Markets
5,029	Credit Suisse Group AG (Registered) (d)	85,817
1,199	GAM Holding AG (d)	13,263
1,598	Julius Baer Group Ltd. (d)	57,288

		156,368

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

	Chemicals
68	Givaudan SA (Registered) (d)	$66,203
1,918	Syngenta AG (Registered)	655,574

		721,777

	Commercial Banks
34	Banque Cantonale Vaudoise (Registered)	17,369
16,481	UBS AG (Registered) (d)	173,707

		191,076

	Computers & Peripherals
2,768	Logitech International SA (Registered) (a)(d)	24,595

	Construction Materials
2,195	Holcim Ltd. (Registered) (d)	129,726

	Diversified Financial Services
50	Pargesa Holding SA	3,019

	Diversified Telecommunication Services
255	Swisscom AG (Registered)	102,230

	Electrical Equipment
32,443	ABB Ltd. (Registered) (d)	567,578

	Food Products
35,151	Nestle SA (Registered)	2,162,058

	Health Care Equipment & Supplies
382	Sonova Holding AG (Registered) (d)	36,173
144	Straumann Holding AG (Registered) (a)	19,352

		55,525

	Insurance
519	Baloise Holding AG (Registered)	34,315
294	Swiss Life Holding AG (Registered) (d)	28,202
3,577	Swiss Re AG (d)	224,776
1,090	Zurich Insurance Group AG (d)	243,053

		530,346

	Life Sciences Tools & Services
401	Lonza Group AG (Registered) (d)	18,138

	Machinery
559	Schindler Holding AG	65,445
191	Sulzer AG (Registered)	24,728

		90,173

	Pharmaceuticals
22,312	Novartis AG (Registered)	1,309,513
6,721	Roche Holding AG (Genusschein)	1,193,024

		2,502,537

	Professional Services
193	Adecco SA (Registered) (d)	8,500
22	SGS SA (Registered)	44,077

		52,577

	Real Estate Management & Development
424	Swiss Prime Site AG (Registered) (d)	35,504

	Textiles, Apparel & Luxury Goods
1,585	Cie Financiere Richemont SA	90,022
107	Swatch Group AG (The)	42,600
237	Swatch Group AG (The) (Registered)	16,580

		149,202

	Total Switzerland	7,574,633

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

	Thailand (0.4%)
	Commercial Banks
5,500	Bangkok Bank PCL	$34,255
9,900	Bangkok Bank PCL (Foreign Registered)	65,434
22,100	Bank of Ayudhya PCL (Foreign)	23,350
7,000	Kasikornbank PCL	38,926
13,600	Kasikornbank PCL (Foreign)	76,492
30,600	Krung Thai Bank PCL	15,947
17,800	Siam Commercial Bank PCL (Foreign)	91,064

	Total Thailand	345,468

	United Kingdom (24.0%)
	Aerospace & Defense
34,102	BAE Systems PLC	165,159
18,140	Cobham PLC	66,125
16,402	Rolls-Royce Holdings PLC (d)	218,713

		449,997

	Auto Components
12,436	GKN PLC	41,023

	Beverages
24,840	Diageo PLC	664,798

	Capital Markets
5,056	3i Group PLC	16,520
8,275	Aberdeen Asset Management PLC	33,512
5,144	ICAP PLC	25,679
2,214	Investec PLC	13,083
13,495	Man Group PLC	16,852
1,499	Schroders PLC	30,153

		135,799

	Chemicals
1,207	Croda International PLC	44,471
1,911	Johnson Matthey PLC	65,317

		109,788

	Commercial Banks
66,316	Barclays PLC	174,676
215,622	HSBC Holdings PLC	1,804,919
94,546	Lloyds Banking Group PLC (d)	44,996
17,736	Royal Bank of Scotland Group PLC (d)	59,424
27,563	Standard Chartered PLC	632,879

		2,716,894

	Commercial Services & Supplies
12,385	Aggreko PLC	396,512
4,556	G4S PLC	17,708
1,852	Serco Group PLC	16,739

		430,959

	Construction & Engineering
14,043	Balfour Beatty PLC	63,828

	Containers & Packaging
7,876	Rexam PLC	53,654

	Diversified Telecommunication Services
93,863	BT Group PLC	319,786

	Electric Utilities
13,950	SSE PLC	287,173

	Energy Equipment & Services
3,251	AMEC PLC	56,985
2,550	Petrofac Ltd.	59,611

		116,596

	Food & Staples Retailing
13,046	J Sainsbury PLC	66,128
67,485	Tesco PLC	336,570

		402,698

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

	Food Products
10,182	Unilever PLC	$365,732

	Health Care Equipment & Supplies
19,953	Smith & Nephew PLC	204,437

	Hotels, Restaurants & Leisure
3,425	Carnival PLC	115,345
24,002	Compass Group PLC	257,964
4,888	Intercontinental Hotels Group PLC	120,856
9,998	TUI Travel PLC (a)	28,639
2,883	Whitbread PLC	96,550

		619,354

	Household Products
7,345	Reckitt Benckiser Group PLC	403,861

	Industrial Conglomerates
3,494	Smiths Group PLC	58,451

	Insurance
1,798	Admiral Group PLC	30,783
21,132	Aviva PLC	96,612
71,100	Legal & General Group PLC	142,130
44,499	Old Mutual PLC	110,024
20,110	Prudential PLC	240,570
3,330	Resolution Ltd.	10,755
34,960	RSA Insurance Group PLC	59,690
19,165	Standard Life PLC	72,686

		763,250

	Machinery
2,904	IMI PLC	37,426
6,676	Invensys PLC	25,215

		62,641

	Media
23,145	British Sky Broadcasting Group PLC	258,551
13,002	Pearson PLC	243,807
15,530	Reed Elsevier PLC	130,996
51,042	WPP PLC	646,612

		1,279,966

	Metals & Mining
11,462	Anglo American PLC	341,443
7,988	BHP Billiton PLC	234,073
13,612	Rio Tinto PLC	628,830
12,598	Xstrata PLC	167,515

		1,371,861

	Multi-Utilities
33,839	Centrica PLC	168,183
32,306	National Grid PLC	335,562

		503,745

	Multiline Retail
20,663	Marks & Spencer Group PLC	108,107
2,785	Next PLC	140,557

		248,664

	Oil, Gas & Consumable Fuels
32,972	BG Group PLC	652,393
126,168	BP PLC	840,802
36,068	Royal Dutch Shell PLC, Class A	1,228,815
26,821	Royal Dutch Shell PLC, Class B	945,944
557	Tullow Oil PLC	11,266

		3,679,220

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

	Pharmaceuticals
13,431	AstraZeneca PLC	$628,891
49,530	GlaxoSmithKline PLC	1,140,373

		1,769,264

	Professional Services
1,773	Capita PLC	19,765
8,775	Experian PLC	130,562
1,244	Intertek Group PLC	53,324

		203,651

	Real Estate Investment Trusts (REITs)
9,395	British Land Co., PLC REIT	78,732
6,556	Capital Shopping Centres Group PLC REIT	33,108
8,687	Hammerson PLC REIT	63,074
8,271	Land Securities Group PLC REIT	102,445
8,784	Segro PLC REIT	32,598

		309,957

	Semiconductors & Semiconductor Equipment
25,507	ARM Holdings PLC	220,551

	Software
20,512	Sage Group PLC (The)	92,459

	Specialty Retail
15,420	Kingfisher PLC	64,502

	Textiles, Apparel & Luxury Goods
1,565	Burberry Group PLC	30,769

	Tobacco
13,243	British American Tobacco PLC	705,424
5,837	Imperial Tobacco Group PLC	226,867

		932,291

	Trading Companies & Distributors
4,063	Bunzl PLC	70,964
2,279	Wolseley PLC	82,289

		153,253

	Water Utilities
4,677	Severn Trent PLC	126,491
1,972	United Utilities Group PLC	21,117

		147,608

	Wireless Telecommunication Services
593,962	Vodafone Group PLC	1,700,451

	Total United Kingdom	20,978,931

	United States (0.0%)
	Real Estate Management & Development
1,774	Lend Lease Group REIT (Stapled Securities) (b)(c)	15,101

	Total Common Stocks (Cost $78,777,946)	76,543,683

	Rights (0.0%)
	Switzerland
4,777	Credit Suisse Group AG (Cost $0)(d)	167

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT (000)			VALUE
	Short-Term Investments (14.9%)
	Securities held as Collateral on Loaned Securities (3.3%)
	Repurchase Agreements (0.8%)
$127	Barclays Capital, Inc. (0.18%, dated 07/31/12, due 08/01/12; proceeds $126,501; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 2.50% due 07/01/27; valued at $129,032)		$126,501
$211	Deutsche Bank Securities, Inc. (0.19%, dated 07/31/12, due 08/01/12; proceeds $210,836; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 7.00% due 10/01/38; valued at $215,053)		210,836
337	Merrill Lynch & Co., Inc. (0.19%, dated 07/31/12, due 08/01/12; proceeds $337,337; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 4.50% due 01/01/31 - 07/01/42; valued at $344,084)		337,337

	Total Repurchase Agreements (Cost $674,674)		674,674

NUMBER OF SHARES (000)
	Investment Company (2.5%)
2,210	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $2,209,694)(g)		2,209,694

	Total Securities held as Collateral on Loaned Securities (Cost $2,884,368)		2,884,368

	Investment Company (11.6%)
10,186	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $10,186,260)(g)		10,186,260

	Total Short-Term Investments (Cost $13,070,628)		13,070,628

	Total Investments (Cost $91,848,574) (h)(i)	102.5%	89,614,478
	Liabilities in Excess of Other Assets	(2.5)	(2,144,889)

	Net Assets	100.0%	$87,469,589

CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
FDR	Fiduciary Depositary Receipt.
VVPR	Verminderde Voorheffing Précompte Réduit.
(a)	The value of loaned securities and related collateral outstanding at July 31, 2012 were $2,885,819 and $3,036,470 respectively. The Fund received cash collateral of $2,930,200 of which $2,884,368 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of July 31, 2012, there was uninvested cash of $45,832 which is not reflected in the Portfolio of Investments. The remaining collateral of $106,270 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
(b)	Comprised of securities in separate entities that are traded as a single stapled security.
(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)	Non-income producing security.
(e)	Security trades on the Hong Kong exchange.
(f)	For the nine months ended July 31, 2012, proceeds from sales of Mitsubishi UFJ Financial Group, Inc. Common Stock, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $48,251, including net realized losses of $29,327.
(g)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(h)	Securities are available for collateral in connection with open foreign currency exchange contracts and futures contracts.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley International Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

Foreign Currency Exchange Contracts Open at July 31, 2012:

COUNTERPARTY	CONTRACTS TO DELIVER	IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse London Branch	CAD 563,301	$ 553,716	08/16/12	$(7,811)
Credit Suisse London Branch	$ 3,959,995	EUR 3,241,408	08/16/12	28,850
Deutsche Bank AG London	GBP 164,236	$ 255,701	08/16/12	(1,795)
Mellon Bank	$ 1,203,285	AUD 1,176,991	08/16/12	32,025
State Street Bank and Trust Co.	$ 150,675	HKD 1,168,596	08/16/12	27
UBS AG	EUR 1,979,018	$ 2,397,700	08/16/12	(37,662)
UBS AG	$ 3,355,586	EUR 2,730,074	08/16/12	4,018

	Net Unrealized Appreciation			$17,652

Futures Contracts Open at July 31, 2012:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
56	Long	CAC 40 Index, Aug-12	$2,268,819	$68,621
17	Long	Hang Seng Index, Aug-12	2,160,954	100,627
8	Long	DAX Index, Sept-12	1,669,813	144,238
12	Long	ASX SPI 200 Index, Sept-12	1,333,090	46,991
45	Long	Euro Stoxx 50 Index, Sept-12	1,289,281	2,686
13	Long	FTSE MIB Index, Sept-12	1,109,617	(7,993)
11	Long	FTSE 100 Index, Sept-12	966,244	29,973

		Net Unrealized Appreciation		$385,143

Currency Abbreviations:

AUD	Australian Dollar.
CAD	Canadian Dollar.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.

Morgan Stanley International Fund

Summary of Investments ¡ July 31, 2012 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Investment Company	$10,186,260	11.7%
Commercial Banks	8,755,913	10.1
Pharmaceuticals	8,343,122	9.6
Oil, Gas & Consumable Fuels	4,939,112	5.7
Chemicals	3,889,294	4.5
Food Products	3,523,113	4.1
Metals & Mining	3,411,131	3.9
Machinery	3,148,723	3.6
Insurance	2,821,854	3.3
Automobiles	2,412,503	2.8
Diversified Telecommunication Services	2,228,279	2.6
Industrial Conglomerates	2,198,845	2.5
Wireless Telecommunication Services	2,154,520	2.5
Beverages	1,722,750	2.0
Media	1,714,932	2.0
Semiconductors & Semiconductor Equipment	1,486,496	1.7
Real Estate Management & Development	1,428,247	1.6
Electronic Equipment, Instruments & Components	1,172,994	1.4
Real Estate Investment Trusts (REITs)	1,131,940	1.3
Electrical Equipment	1,111,382	1.3
Software	1,075,057	1.2
Tobacco	1,047,198	1.2
Trading Companies & Distributors	904,146	1.0
Food & Staples Retailing	903,171	1.0
Specialty Retail	868,053	1.0
Hotels, Restaurants & Leisure	855,621	1.0
Auto Components	850,606	1.0
Electric Utilities	805,993	0.9
Construction & Engineering	773,952	0.9
Multi-Utilities	702,251	0.8
Commercial Services & Supplies	681,342	0.8
Aerospace & Defense	676,544	0.8
Road & Rail	664,515	0.8
Health Care Equipment & Supplies	656,468	0.8
Household Products	622,055	0.7
Diversified Financial Services	543,378	0.6
Capital Markets	524,717	0.6
Household Durables	505,072	0.6
Energy Equipment & Services	494,635	0.6
Communications Equipment	483,959	0.6
Building Products	436,413	0.5
Paper & Forest Products	342,762	0.4
Construction Materials	327,368	0.4
Multiline Retail	318,477	0.4
Professional Services	293,472	0.3
Computers & Peripherals	293,187	0.3
Textiles, Apparel & Luxury Goods	284,938	0.3
Air Freight & Logistics	261,394	0.3
Leisure Equipment & Products	238,445	0.3
Marine	197,296	0.2
Information Technology Services	162,527	0.2
Health Care Providers & Services	157,506	0.2

Morgan Stanley International Fund

Summary of Investments ¡ July 31, 2012 (unaudited) continued

Water Utilities	$147,608		0.2%
Office Electronics	128,004		0.2
Containers & Packaging	125,128		0.1
Internet Software & Services	99,456		0.1
Airlines	97,074		0.1
Gas Utilities	97,028		0.1
Independent Power Producers & Energy Traders	85,348		0.1
Personal Products	50,505		0.1
Transportation Infrastructure	46,750		0.1
Diversified Consumer Services	40,391		0.0	+
Consumer Finance	36,659		0.0	+
Biotechnology	22,930		0.0	+
Life Sciences Tools & Services	18,138		0.0	+
Distributors	1,163		0.0	+
	$86,730,110	++	100.0%

+	Value is less than 0.05%.
++	Does not reflect the value of securities held as collateral on loaned securities. Also does not include open long futures contracts with an underlying face amount of $10,797,818 with net unrealized appreciation of $385,143 and open foreign currency exchange contracts with net unrealized appreciation of $17,652.

Morgan Stanley International Fund

Notes to the Portfolio of Investments ¡ July 31, 2012 (unaudited)

Valuation of Investments - (1) For equity securities traded on foreign exchanges, the latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sales price (or at the exchange official closing price if such exchange reports an official closing price) prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (7) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The prices provided by a pricing service take into account broker-dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets: Common Stocks
Aerospace & Defense	$676,544	$—	$—	$676,544
Air Freight & Logistics	261,394	—	—	261,394
Airlines	97,074	—	—	97,074
Auto Components	850,606	—	—	850,606
Automobiles	2,412,503	—	—	2,412,503
Beverages	1,722,750	—	—	1,722,750
Biotechnology	22,930	—	—	22,930
Building Products	436,413	—	—	436,413
Capital Markets	524,550	—	—	524,550
Chemicals	3,889,294	—	—	3,889,294
Commercial Banks	8,625,552	130,361	—	8,755,913
Commercial Services & Supplies	681,342	—	—	681,342
Communications Equipment	483,959	—	—	483,959
Computers & Peripherals	293,187	—	—	293,187
Construction & Engineering	773,952	—	—	773,952
Construction Materials	327,368	—	—	327,368
Consumer Finance	36,659	—	—	36,659
Containers & Packaging	125,128	—	—	125,128
Distributors	1,163	—	—	1,163
Diversified Consumer Services	40,391	—	—	40,391
Diversified Financial Services	543,378	—	—	543,378
Diversified Telecommunication Services	2,228,279	—	—	2,228,279
Electric Utilities	805,993	—	—	805,993
Electrical Equipment	1,111,382	—	—	1,111,382
Electronic Equipment, Instruments & Components	1,172,994	—	—	1,172,994
Energy Equipment & Services	494,635	—	—	494,635
Food & Staples Retailing	903,171	—	—	903,171
Food Products	3,523,113	—	—	3,523,113
Gas Utilities	97,028	—	—	97,028
Health Care Equipment & Supplies	656,468	—	—	656,468
Health Care Providers & Services	157,506	—	—	157,506
Hotels, Restaurants & Leisure	855,621	—	—	855,621
Household Durables	505,072	—	—	505,072
Household Products	622,055	—	—	622,055
Independent Power Producers & Energy Traders	85,348	—	—	85,348
Industrial Conglomerates	2,198,845	—	—	2,198,845
Information Technology Services	162,527	—	—	162,527
Insurance	2,821,854	—	—	2,821,854
Internet Software & Services	99,456	—	—	99,456
Leisure Equipment & Products	238,445	—	—	238,445
Life Sciences Tools & Services	18,138	—	—	18,138
Machinery	3,148,723	—	—	3,148,723
Marine	197,296	—	—	197,296
Media	1,714,932	—	—	1,714,932
Metals & Mining	3,411,131	—	—	3,411,131
Multi-Utilities	702,251	—	—	702,251
Multiline Retail	318,477	—	—	318,477
Office Electronics	128,004	—	—	128,004
Oil, Gas & Consumable Fuels	4,939,112	—	—	4,939,112
Paper & Forest Products	342,762	—	—	342,762
Personal Products	50,505	—	—	50,505
Pharmaceuticals	8,343,122	—	—	8,343,122
Professional Services	293,472	—	—	293,472
Real Estate Investment Trusts (REITs)	1,131,940	—	—	1,131,940
Real Estate Management & Development	1,428,247	—	—	1,428,247
Road & Rail	664,515	—	—	664,515
Semiconductors & Semiconductor Equipment	1,486,496	—	—	1,486,496
Software	1,075,057	—	—	1,075,057
Specialty Retail	868,053	—	—	868,053
Textiles, Apparel & Luxury Goods	284,938	—	—	284,938
Tobacco	1,047,198	—	—	1,047,198
Trading Companies & Distributors	904,146	—	—	904,146
Transportation Infrastructure	46,750	—	—	46,750
Water Utilities	147,608	—	—	147,608
Wireless Telecommunication Services	2,154,520	—	—	2,154,520
Total Common Stocks	76,413,322	130,361	—	76,543,683
Rights	—	167	—	167
Short-Term Investments
Repurchase Agreements	—	674,674	—	674,674
Investment Company	12,395,954	—	—	12,395,954
Total Short-Term Investments	12,395,954	674,674	—	13,070,628
Foreign Currency Exchange Contracts	—	64,920	—	64,920
Futures Contracts	393,136	—	—	393,136
Total Assets	89,202,412	870,122	—	90,072,534
Liabilities:
Foreign Currency Exchange Contracts	—	(47,268)	—	(47,268)
Futures Contracts	(7,993)	—	—	(7,993)
Total Liabilities	(7,993)	(47,268)	—	(55,261)
Total	$89,194,419	$822,854	$—	$90,017,273

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2012, securities with a total value of $73,311,878 transferred from Level 2 to Level 1. At October 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

September 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

September 19, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

September 19, 2012